Share-Based Compensation (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Under Each Plan According to Change in Estimate
The table below shows the share-based compensation by plan:

Share-based compensation - expense	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
AGA S 2016-1	—	—	—
AGA S 2016-2	—	—	—
AGA D 2016-1	21	—	—
AGA D 2016-2	6	—	—
SO 2016-1	49	—	—
SO 2016-2	13	—	—
SO US 2016-1	—	—	—
SO US 2016-2	—	—	—
AGA S 2017-1	—	—	—
AGA S 2017-2	13	—	—
AGA D 2017-1	—	—	—
AGA D 2017-2	4	—	—
SO 2017-1	335	—	—
SO 2017-2	110	—	—
SO US 2017-1	—	—	—
SO US 2017-2	—	—	—
BSA-2017-A	—	—	—
BSA-2017-B	—	—	—
AGA S 2018	62	—	—
AGA D 2018	65	—	—
SO 2018	225	186	—
SO US 2018	24	24	—
AGA S 2019	55	39	50
AGA D 2019	63	16	6
SO 2019	123	105	(21)
SO 2019 - US	35	(11)	(16)
BSA 2019	20	—	—
SO US 2019	14	(7)	—
SO D 2020	—	14	14
SO C 2020	—	40	40
SO US 2020	—	19	19
AGA S 2021	—	29	32
AGA D 2021	—	5	7
SO D 2021	—	2	13
SO C2021	—	9	55
SO US 2021	—	2	9
AGA S 2022	—	—	11
AGA D 2022	—	—	2
SO D 2022	—	—	4
SO C 2022	—	—	17
SO US 2022	—	—	4
SO SU 2022	—	—	—
TOTAL	1,236	470	245

Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based

Share warrants (BSA)	2019	2017
	BSA 2019	BSA 2017-A	BSA 2017-B
Option pricing model	Black Scholes
Fair value per IFRS 2	€0.75	€3.78	€3.81
Issue price	€1.23	€2.00	€2.00
Exercise price	€12.32	€19.97	€19.97
Expected volatility	40.0%	36.4%	35.7%
End of exercise period	5/31/2024	6/30/2022	7/15/2022
Expected dividends	0%	0%	0%
Risk free interest rate	0%	0%	0%
Conversion ratio	1:1	1:1	1:1

Free Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
The following table summarizes the data relating to free shares and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Free Shares (AGA)	2022	2021		2019	2018	2017	2016
	AGA D & S 2022	AGA S 2021	AGA D 2021	AGA D & S 2019	AGA D & S 2018	AGA D & S, 2017-1 & 2017-2	AGA D & S, 2016-1 & 2016-2
Option pricing model	Monte Carlo
Fair value per IFRS 2	€4.08	€4.00	€4.15	€17.06	€20.02	€21.95	€20.78
Grant date	10/14/2022	03/30/2021	03/17/2021	07/18/2019	11/22/2018	12/06/2017	12/15/2016
Share price at grant date	€4.08	€4.00	€4.15	€17.06	€20.02	€21.95	€20.78
Expected volatility	50%	51%	51%	40.2%	38%	53.7%	63%
Vesting period	From 14/10/2022 to 16/10/2025	From 30/03/2021 to 31/03/2024	From 17/03/2021 to 31/03/2024	From 18/07/2019 to 16/09/2022	From 18/07/2019 to 16/09/2022	From 06/12/2017 to 31/12/2020	From 15/12/2016 to 15/12/2019
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Risk free interest rate	2.24%	-0.59%	-0.59%	0%	0%	0%	0%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	15%	15%	15%
Information on free shares activity is as follows for 2022:

Grant Date	Type	AGAs issued	AGAs outstanding as of January 1, 2022	AGAs awarded	AGAs vested	AGAs cancelled/ forfeited	AGAs outstanding as of December 31, 2022
14/10/2022	AGA S 2022	39,200		39,200		300	38,900
14/10/2022	AGA D 2022	20,000		20,000			20,000
30/03/2021	AGA S 2021	32,400	29,000			2,700	26,300
17/03/2021	AGA D 2021	15,000	15,000				15,000
18/07/2019	AGA S 2019	17,556	10,782		10,782		0
18/07/2019	AGA D 2019	19,070	13,068		8,712	4,356	0
TOTAL			67,850	59,200	19,494	7,356	100,200

Information on free shares activity is as follows for 2021:

Grant Date	Type	AGAs issued	AGAs outstanding as of January 1, 2021	AGAs awarded	AGAs vested	AGAs cancelled/ forfeited	AGAs outstanding as of December 31, 2021
30/03/2021	AGA S 2021	32,400		32,400		3,400	29,000
17/03/2021	AGA D 2021	15,000		15,000			15,000
18/07/2019	AGA S 2019	17,556	12,330			1,548	10,782
18/07/2019	AGA D 2019	19,070	15,710			2,642	13,068
TOTAL			28,040	47,400	-	7,590	67,850

Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
The following table summarizes the data relating to stock options and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Stock options (SO)	2022				2021
	SO SU 2022	SO D 2022	SO C 2022	SO US 2022	SO D 2021	SO C 2021	SO US 2021
Option pricing model	Black Scholes
Fair value per IFRS 2	€1.40	€1.57	€1.90	€1.56	€1.06	€1.30	€1.07
Grant date	12/2/2022	10/17/2022	10/17/2022	10/17/2022	10/20/2021	10/20/2021	10/20/2021
Share price at grant date	€3.46	€4.16	€4.16	€4.16	€3.24	€3.24	€3.24
Exercise price	€2.95	€3.91	€3.12	€3.94	€3.26	€2.61	€3.22
Expected volatility	49.0%	50.0%	50.0%	50.0%	50.0%	50.0%	50.0%
Vesting period	From 3/12/2022 to 3/12/2025	Du 17/10/2022 au 17/10/2025			Du 20/10/2021 au 20/10/2024
Exercise period	From 3/12/2022 to 3/12/2032	Du 18/10/2025 au 17/10/2032			Du 21/10/2024 au 21/10/2031
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Risk free interest rate	2.1%	2.24%	2.24%	2.24%	-0.6%	-0.6%	-0.6%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%	0%

Stock options (SO)	2020			2019
	SO D 2020	SO C 2020	SO US 2020	SO 2019	SO US 1 2019	SO US 2 2019
Option pricing model	Black Scholes
Fair value per IFRS 2	€1.16	€1.46	€1.12	€4.59	€3.67	€3.23
Grant date	12/31/2020	12/31/2020	12/31/2020	7/18/2019	7/18/2019	11/27/2019
Share price at grant date	€3.99	€3.99	€3.99	€17.06	€17.06	€14.50
Exercise price	€4.38	€3.50	€4.52	€13.99	€16.90	€14.31
Expected volatility	49.0%	49.0%	49.0%	40.0%	40.0%	40.0%
Vesting period	Du 31/12/2020 au 31/12/2023			Du 18/07/2019 au 16/09/2022		Du 27/11/2019 au 16/01/2023
Exercise period	Du 01/01/2024 au 31/12/2027			Du 17/09/2022 au 17/09/2029		Du 17/01/2023 au 17/01/2030
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	-0.7%	-0.7%	-0.7%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%

Stock options (SO)	2018		2017	2016
	SO 2018	SO US 2018	SO 2017	SO 2016
Option pricing model	Black Scholes
Fair value per IFRS 2	€9.32	€6.90	€9.32	€10.30
Grant date	11/7/2018	11/7/2018	12/6/2017	12/15/2016
Share price at grant date	€22.10	€22.10	€21.95	€20.79
Exercise price	€16.00	€21.65	€17.91	€15.79
Expected volatility	44.1%	44.1%	53.7%	63.0%
Vesting period	Du 07/11/2018 au 31/12/2021		Du 06/12/2017 au 31/12/2020	Du 15/12/2016 au 15/12/2019
Exercise period	Du 01/01/2022 au 31/12/2028		Du 01/01/2021 au 31/12/2027	Du 16/12/2019 au 16/12/2026
Expected dividends	0%	0%	0%	0%
Risk free interest rate	0.0%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1
Expected employee turnover	15%	15%	15%	15%
Definitive vesting is subject to continued employment with the Group and performance conditions.
Information on stock options activity is as follows for 2022:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2022	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2022	SO exercisable as of December 31, 2022
02/12/2022	SO SU 2022	8,750		8,750			8,750	0
17/10/2022	SO D 2022	35,000		35,000			35,000	0
17/10/2022	SO C 2022	131,000		131,000			131,000	0
17/10/2022	SO US 2022	34,625		34,625			34,625	0
20/10/2021	SO D 2021	35,000	35,000				35,000	0
20/10/2021	SO C 2021	134,375	134,375		10,000		124,375	0
20/10/2021	SO US 2021	32,500	25,000				25,000	0
31/12/2020	SO D 2020	35,000	35,000				35,000	0
31/12/2020	SO C 2020	103,750	81,250				81,250	0
31/12/2020	SO US 2020	56,250	50,000				50,000	0
18/07/2019	SO 2019	107,880	77,015		25,672		51,343	51,343
18/07/2019	SO US 1 2019	30,620	7,670		2,557		5,113	5,113
07/11/2018	SO 2018	122,000	68,329				68,329	68,329
07/11/2018	SO US 2018	17,500	9,713				9,713	9,713
06/12/2017	SO 2017-1	64,164	43,212				43,212	43,212
06/12/2017	SO 2017-2	32,086	17,765				17,765	17,765
15/12/2016	SO 2016-1	41,917	34,398				34,398	34,398
15/12/2016	SO 2016-2	20,958	15,308				15,308	15,308
TOTAL			634,035	209,375	38,229	0	805,181	245,181
-
Information on stock options activity is as follows for 2021:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2021	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2021	SO exercisable as of December 31, 2021
20/10/2021	SO D 2021	35 000		35 000			35 000	-
20/10/2021	SO C 2021	134 375		134 375			134 375	-
20/10/2021	SO US 2021	32 500		32 500	7 500		25 000	-
31/12/2020	SO D 2020	35 000	35 000				35 000	-
31/12/2020	SO C 2020	103 750	103 750		22 500		81 250	-
31/12/2020	SO US 2020	56 250	56 250		6 250		50 000	-
18/07/2019	SO 2019	107 880	94 530		17 515		77 015	-
18/07/2019	SO US 1 2019	30 620	23 620		15 950		7 670	-
27/11/2019	SO US 2 2019	13 350	8 900		8 900		-	-
07/11/2018	SO 2018	122 000	71 678		3 349		68 329	68 329
07/11/2018	SO US 2018	17 500	9 713				9 713	9 713
06/12/2017	SO 2017-1	64 164	43 212				43 212	43 212
06/12/2017	SO 2017-2	32 086	17 765				17 765	17 765
15/12/2016	SO 2016-1	41 917	34 398				34 398	34 398
15/12/2016	SO 2016-2	20 958	15 308				15 308	15 308
TOTAL			514 124	201 875	81 964	0	634 035	188 725

Performance Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
Performance conditions of 2022 plans

Plans	Nature of performance conditions
SO D 2022 SO C 2022 SO US 2022 SO SU 2022 AGA S 2022 AGA D 2022 Evaluation date for performance conditions: - 10/17/2025 for SO D 2022/SO C 2022/SO US 2022/AGA S 2022/AGA D 2022 - 12/3/2025 for SO SU 2022
Internal conditions - a) 50% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 10,000 of the Free Shares for the AGA D 2022 will vest, if during the 2022 financial year and then at any time during the Vesting Period, 3 new R&D programs (at the rate of one third of these 2022 instruments per new program) complete the Company's R&D program portfolio (as it was at 12/31/2021); that these programs are at the so-called clinical development stage when this addition is made or that they reach this stage afterwards and that this addition originates: (i) a business-development operation (licensing-in, M&A, etc.), or (ii) the identification of new opportunities resulting from internal research (repositioning). b) 25% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 5,000 of the Free Shares for the AGA D 2022 will vest, if at least one of the following three conditions relating to the development of the elafibranor development program is fulfilled: (i) obtaining the main results of the first part of the ELATIVE trial in the second quarter of 2023; (ii) filing of a Marketing Authorization Application for elafibranor in the second half of 2023; (iii) marketing authorization for elafibranor in 2024. c) 15% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 3,000 of the Free Shares for the AGA D 2022 will vest, if at least one of the following two conditions relating to the development of the NTZ program in the ACLF is fulfilled: (i) First clinical results in 2022; (ii) Start of a Phase 2 clinical trial in the first half of 2023. d) 10% of instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 2,000 of the Free Shares for the AGA D 2022 will vest, if as part of the development of the GNS561 program, a Phase 2b trial starts in the first half of 2023.
External conditions - Each applicable portion of all 20,000 Free Shares under the AGA D 2022 plan, as each Internal Conditions above is met, is then subject to the External Condition according to the methods described below. The degree of fulfillment of the External Condition relating to the Company's stock market price will be determined according to the relative performance of GENFIT shares. Each applicable portion of all 20,000 Free Shares under the AGA D 2022 plan, as each Internal Conditions above is met, will be definitively acquired per the following conditions: (a) No AGA D 2022 shall vest if the Final Price is strictly lower than the Initial Price; (b) If the Final Price is between (i) a value equal to or greater than the Initial Price and (ii) a value lower than the Ceiling Price, the number of AGA D 2022 definitively allocated will be equal to:[(Final Price / Initial Price) -1] x 1/2 of the number of AGA D 2022 instruments (c) All AGA D 2022 if the Final Price is equal to or higher than the Ceiling Price. The notions of “Final Price”, “Initial Price” and “Ceiling Price” are defined in the plan regulations.

Performance conditions of 2021 plans

Plans	Nature of performance conditions
SO D 2021 SO C 2021 SO US 2021 Evaluation date for performance conditions: 10/20/2024
a) 50% of the Stock Options will be exercisable if at least one of the following three conditions relating to the development of elafibranor in PBC and to the ELATIVE clinical trial is fulfilled: (i) ELATIVE topline results are released to the market before or during the second quarter of 2023; (ii) a new drug application is filed for elafibranor in PBC with the Food and Drug Administration (FDA) or the European Medicines Agency (EMA) in the second half of 2023 or before; (iii) elafibranor is approved by a regulatory authority in 2024. b) 15% of the Stock Options will be exercisable if at least one of the following two conditions relating to the development of NTZ and the ACLF franchise is fulfilled: (i) a Phase 2 clinical study or a more advanced clinical study evaluating NTZ is in ongoing or was carried out; (ii) the Company develops or acquires the rights to a new molecule (including through repositioning) for development in ACLF. c) 15% of the Stock Options will be exercisable if at least one of the following two conditions relating to the NIS4 diagnostic technology is fulfilled: (i) if a research and development partnership agreement relating to the implementation of the NIS4 diagnostic technology into an IVD test with at least one major NASH player (“big pharma”, biotech company, institution, etc.) is entered into by the Company; (ii) Labcorp’s NASHnext LDT is reimbursed by at least three payers in the United States (insurance, integrated system, etc). d) 20% of the Stock Options will be exercisable if at least one of the following two conditions relating to the development of the product pipeline of the Company is fulfilled: (i) At least one new molecule (excluding elafibranor and NTZ) is developed by the Company or the Company has acquired development rights to a new molecule outside of the ACLF franchise (performance already covered by b(ii) above); (ii) At least two Phase 2 clinical studies or more advanced clinical studies are ongoing or have been completed ; not including a Phase 2 clinical study or more advanced clinical study in NTZ (performance already covered by b(i) above).

Plans	Nature of performance conditions
AGA S 2021 AGA D 2021 Evaluation date for performance conditions: 3/31/2024
Internal conditions - a) 50% of the Free Shares AGA S 2021 will be exercisable, and 7,500 of the Free Shares AGA D 2021 will be exercisable, if at least one of the following three conditions relating to PBC and ELATIVE is fulfilled: (i) “Last Patient Visit” in ELATIVE in the fourth quarter of 2022 or earlier; (ii) If the results of ELATIVE are released to the market before or during the first half of 2023; (iii) if a registration request is filed for elafibranor in PBS with the Food and Drug Administration (FDA) or the European Medicines Agency (EMA) in 2023. b) 25% of the Free Shares AGA S 2021 will be exercisable, and of the Free Shares AGA D 2021 will be exercisable, if at least one of the following two conditions relating to the NIS4 diagnostic is fulfilled: (i) if a research and development partnership agreement with at least one major NASH player (“big pharma”, biotech company, institution, etc.) is entered into by the Company; (ii) the NIS4 diagnostic is used in at least 20 clinical studies. c) 25% of the Free Shares AGA S 2021 will be exercisable, and 3,750 of the Free Shares AGA D 2021 will be exercisable, if at least one of the following two conditions relating to the product pipeline of the Company is fulfilled: (i) initiation of a clinical study for a new indication with elafibranor or NTZ; (ii) if the Company develops or acquires the rights to a new molecule.
External conditions - Each applicable portion of all 15,000 Free Shares under the AGA D 2021 plan, as each Internal Conditions above is met, is then subject to the External Condition according to the methods described below. The degree of fulfillment of the External Condition relating to the Company's stock market price will be determined according to the relative performance of GENFIT shares. Each applicable portion of all Free Shares under the AGA D 2021 plan, as each Internal Conditions above is met, will be definitively acquired per the following conditions: (a) No AGA D 2021 shall vest if the Final Price is strictly lower than the Initial Price; (b) If the Final Price is between (i) a value equal to or greater than the Initial Price and (ii) a value lower than the Ceiling Price, the number of AGA D 2021 definitively allocated will be equal to:[(Final Price / Initial Price) -1] x 1/2 of the number of AGA D 2021 instruments (c) All AGA D 2021 if the Final Price is equal to or higher than the Ceiling Price. The notions of “Final Price”, “Initial Price” and “Ceiling Price” are defined in the plan regulations.